Share-based payments	9 Months Ended
Sep. 30, 2019
Share-based payments
Share-based payments

25.Share based payments

25.1.Option plans

As of September 30, 2019, the Group has the following outstanding option plans:

	2012 Employee Stock Option Plan	2015 Restricted Stock Unit Plan	2019 Employee Stock Option Plan
	(ESOP)	(RSU Plan)	(ESOP)
Adoption date	October, 2012	July, 2015	June, 2019
Type of shares	class B shares	class B shares	class B shares
Number of options or RSUs reserved	Up to 7 % of total amount of shares	Up to 7 % of total amount of shares	Up to 3,100,000 shares
Exercise price	Granted during:	Granted during:	Granted during:
	Year 2012: U.S.$ 13.65	Year 2016: n/a	Year 2019: U.S. $ 16.75
	Year 2013: U.S.$ 41.24 - 46.57	Year 2017: n/a
	Year 2014: U.S.$ 34.09 - 37.89	Year 2018: n/a
	Year 2017: U.S.$ 23.94	Year 2019: n/a
Exercise basis	Shares	Shares	Shares
Expiration date	December 2020	December 2022	December 2026
Vesting period	Up to 4 years	Three vesting during up to 2 years	Two vesting during up to 4 years
Other major terms	The options are not transferrable	- The units are not transferrable	- The units are not transferrable
- All other terms of the units under 2015 RSU Plan are to be determined by the Company's BOD or the CEO, if so resolved by the BOD, acting as administrator of the Plan

- The Compensation Committee of the Board, acting as Administrator of the Plan, shall have the authority to adopt, amend and repeal such administrative rules, guidelines and practices relating to the Plan as it deems advisable.

In April 2018, QIWI plc established QIWI Employees Trust, which owns shares reserved for ESOP and RSU plans and transfers them to employees who exercise their options. The Trust is not a legal entity and major decisions relating to its activities are determined by QIWI plc. In these financial statements it is regarded as an extension of QIWI plc.

25.2.Changes in outstanding options

The following table illustrates the movements in share options during the nine months ended September 30, 2019:

	As of		Forfeited	Exercised	As of
	December 31,	Granted during	during the	during the	September 30,
	2018	the period	period	period	2019
2012 ESOP	1,516,981	—	(30,000)	(181,247)	1,305,734
2015 RSU Plan	813,019	132,800	(7,199)	(495,628)	442,992
2019 ESOP	—	1,280,000	—	—	1,280,000
Total	2,330,000	1,412,800	(37,199)	(676,875)	3,028,726

As of September 30, 2019, the Company has 2,585,734 options outstanding, of which 1,305,734 are vested and 1,280,000 are unvested, and 442,992 RSUs outstanding, of which 46,068 are vested and 396,924 are unvested.

The weighted average price for share options exercised under ESOP during the reporting period was U.S. $13.65 and exercised under RSU plan was  nil.

25.3.Valuations of share-based payments

The valuation of all equity-settled options granted are summarized in the table below:

							Weighted
							average
	Number					Weighted	fair value
	of			Risk-free	Expec-	average	per option/
Option plan/	options/	Dividend	Volatility,	interest	ted term,	share price	RSU (U.S.	Valuation
Grant date	RSUs	yield,%	%	rate, %	years	(U.S. $)	$)	method
2012 ESOP	4,128,521	0-5.03%	28%-49.85%	0.29%-3.85%	2-4	28.10	7.14	Black-Scholes-Merton
2015 RSU Plan	2,035,808	0-5.7%	40.65%-64.02%	2.89%-4.34%	0-2	15.26	14.56	Binominal
2019 ESOP	1,280,000	5.7%	41.12%	1.91%-1.94%	0-4	19.81	5.23	Black-Scholes-Merton

The forfeiture rate used in valuation models granted during the period is from nil to 16%. It is based on historical data and current expectations and is not necessarily indicative of forfeiture patterns that may occur. The expected volatility reflects the assumption that the historical volatility over a period similar to the life of the options is indicative of future trends, which may not necessarily be the actual outcome.

25.4.Share-based payment expense

The amount of expense arising from equity-settled share-based payment transactions for the nine months ended September 30, 2019 was 391 (the nine months ended September 30, 2018 – 519).